[logo] WM
       GROUPofFUNDS

                         MONEY
                         MARKET
                         FUNDS

Common sense. Uncommon solutions.

[graphic omitted]

                         SEMI-ANNUAL REPORT
                         for the period ended
                         April 30, 2002

          MONEY MARKET FUNDS

                  money market fund

                  tax-exempt money market fund

                  california money fund

                  TABLE OF CONTENTS

                  Message from the President ..............................  1

                  Statements of Assets and Liabilities ..................... 2

                  Statements of Operations ................................. 4

                  Statements of Changes in Net Assets ...................... 5

                  Statements of Changes in Net
                  Assets - Capital Stock Activity  ......................... 7

                  Financial Highlights ....................................  8

                  Portfolio of Investments ................................ 10

                  Notes to Financial Statements (unaudited) ............... 17

Dear Shareholder,

[Photo of William G. Papesh]

I want to acknowledge and thank all of our shareholders for their continued investment commitment, and extend a special thanks to the many new shareholders who have invested with the WM Group of Funds during this difficult period of market volatility and economic uncertainty. We firmly believe that our disciplined, balanced investment focus will help weather the current market storm, as well as reward our shareholders who remain committed to their long-term investment plans.

The past six months have been characterized by continued market instability as we slowly transition out of global recession and rebuild confidence lost as a result of both the recession and the events of September 11th. Economies around the world continue to show strong signs of recovery, but equity markets remain volatile in anticipation of a rebound in corporate earnings. Although economic improvement is important for financial markets, corporate earnings are the fundamental drivers of long-term stock market performance. However, we are confident that profits will return, and companies and investors will be rewarded for their patience.

One reason for the continued growth and success of the WM Group of Funds during this challenging period has been our long-term, conservative approach and strict focus on asset allocation. These strategies work together to foster strong relative results and limit the amount of risk that shareholders face. It is this time-tested philosophy that has enabled us to persevere through recent market volatility. This difficult period has served to highlight the power of both diversification and a focused asset allocation plan. With the strong ebbs and flows of market segments in recent years, especially in technology-related sectors, a well-diversified investment strategy has worked advantageously to limit day-to-day fluctuations. Our unique overall investment approach also incorporates a value bias that favors good businesses at reasonable prices. In addition, we employ outside management firms to oversee complementary asset classes that provide balance to our overall product line.

At the WM Group of Funds, we also place significant value in your relationship with your Investment Representative. Your Representative's expertise will help identify the products that can better achieve your long-term financial goals. We suggest that you meet with your Investment Representative frequently to discuss evolving investment strategies that incorporate the solid foundation provided by diversification and asset allocation.

During the past six months, some things at the WM Group of Funds have changed but much remains the same - particularly our investment discipline and ongoing commitment to improve your investment experience. We have made significant enhancements to our existing product line and services, and have added several new products to deliver increased investment choice and flexibility. The WM Growth Fund now boasts the management talent of three top investment firms - Columbia Asset Management, Janus Capital Management, and OppenheimerFunds - which were integrated into our day-to-day operations over the past six months. We also broadened the scope of our Growth Fund of the Northwest to capitalize on the growth potential of California-based companies and renamed it the West Coast Equity Fund. The WM Group of Funds introduced several new investment options during the period, including the WM Diversified StrategiesIII Variable Annuity, an Education Savings Account, and a 403(b) retirement savings account. In addition, we rolled out a new class of shares - C shares - to offer additional flexibility and selection to our investors.

Once again, thank you for your support and confidence in the WM Group of Funds. We will continue to maintain our strong commitment to a common sense investment approach that delivers uncommon solutions to investors, just as we have done for over 60 years.

    Sincerely,

/s/ William G. Papesh

    William G. Papesh
    President

STATEMENTS OF ASSETS AND LIABILITIES

WM GROUP OF FUNDS

APRIL 30, 2002 (UNAUDITED)
                                                                                                 TAX-EXEMPT
                                                                                  MONEY             MONEY             CALIFORNIA
                                                                                  MARKET            MARKET               MONEY
                                                                                   FUND              FUND                FUND
                                                                                  ------         -----------         -----------
ASSETS:
Investments, at amortized cost and value
   (See portfolio of investments) .........................................    $677,312,636       $27,520,723         $36,986,334
Cash ......................................................................             844              --                  --
Interest receivable .......................................................       1,808,053           199,005             224,076
Receivable for Fund shares sold ...........................................      23,302,385           192,769             130,288
Receivable for investment securities sold .................................            --             600,136           1,300,000
Prepaid expenses ..........................................................           7,351               359                 462
                                                                               ------------       -----------         -----------
Total Assets ..............................................................     702,431,269        28,512,992          38,641,160
                                                                               ------------       -----------         -----------
LIABILITIES:
Payable for Fund shares redeemed ..........................................       1,935,981            42,098               7,407
Investment advisory fee payable ...........................................         249,899             7,858              13,897
Shareholder servicing and distribution fees payable .......................          48,517              --                  --
Transfer agent fees payable ...............................................          30,618             2,807               2,202
Dividends payable .........................................................           3,600               129                 403
Accrued legal and audit fees ..............................................          20,677            13,277              13,471
Accrued printing and postage expenses .....................................         241,221             6,300               6,140
Accrued expenses and other payables .......................................          81,778             1,473               3,565
                                                                               ------------       -----------         -----------
    Total Liabilities .....................................................       2,612,291            73,942              47,085
                                                                               ------------       -----------         -----------
NET ASSETS ................................................................    $699,818,978       $28,439,050         $38,594,075
                                                                               ============       ===========         ===========

                                                See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (continued)

WM GROUP OF FUNDS

APRIL 30, 2002 (UNAUDITED)
                                                                                                 TAX-EXEMPT
                                                                                  MONEY             MONEY             CALIFORNIA
                                                                                  MARKET            MARKET               MONEY
                                                                                   FUND              FUND                FUND
                                                                                  ------         -----------         -----------
NET ASSETS CONSIST OF:
Undistributed net investment income .......................................    $      4,275       $      --           $        85
Accumulated net realized loss on investment transactions ..................         (45,033)           (4,891)            (20,077)
Paid-in capital ...........................................................     699,859,736        28,443,941          38,614,067
                                                                               ------------       -----------         -----------
    Total Net Assets ......................................................    $699,818,978       $28,439,050         $38,594,075
                                                                               ============       ===========         ===========
NET ASSETS:
Class A Shares ............................................................    $620,834,719       $28,439,050         $38,594,075
                                                                               ============       ===========         ===========
Class B Shares ............................................................    $ 59,089,059              --                  --
                                                                               ============
Class C Shares ............................................................    $     44,017              --                  --
                                                                               ============
Class I Shares ............................................................                       $19,851,183                --
                                                                               ============
SHARES OUTSTANDING:
Class A Shares ............................................................     620,851,218        28,439,028          38,639,462
                                                                               ============       ===========         ===========
Class B Shares ............................................................      59,085,957              --                  --
                                                                               ============
Class C Shares ............................................................          44,017              --                  --
                                                                               ============
Class I Shares ............................................................      19,862,743              --                  --
                                                                               ============
CLASS A SHARES:
Net asset value, offering and redemption price per share
   of beneficial interest outstanding * ...................................    $       1.00       $      1.00         $      1.00
                                                                               ============       ===========         ===========
CLASS B SHARES:
Net asset value and offering price per share of beneficial interest
   outstanding * ..........................................................    $       1.00              --                  --
                                                                               ============
CLASS C SHARES:
Net asset value per share of beneficial interest outstanding * ............    $       1.00              --                  --
                                                                               ============
Maximum sales charge ......................................................            1.00%             --                  --
                                                                               ============
Maximum offering price per share of beneficial interest outstanding .......    $       1.01              --                  --
                                                                               ============
CLASS I SHARES:
Net asset value, offering and redemption price per share
   of beneficial interest outstanding .....................................    $       1.00              --                  --
                                                                               ============

o Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

                                                See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

WM GROUP OF FUNDS

FOR THE SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)

                                                                                                  TAX-EXEMPT
                                                                                  MONEY              MONEY             CALIFORNIA
                                                                                  MARKET             MARKET               MONEY
                                                                                   FUND               FUND                FUND
                                                                                  ------          -----------         -----------
INVESTMENT INCOME:
Interest ..................................................................     $ 7,365,141        $  263,594          $  315,963
                                                                                -----------        ----------          ----------
EXPENSES:
Investment advisory fee ...................................................       1,569,823            70,036              90,975
Custodian fees ............................................................          21,395             1,548               2,099
Legal and audit fees ......................................................          18,323            11,489              11,408
Registration and filing fees ..............................................             988             7,637               5,314
Printing and postage expenses .............................................         229,970            10,087               8,338
Other .....................................................................          68,502             9,249               7,317
Shareholder servicing and distribution fees:
   Class B Shares .........................................................         324,904              --                  --
   Class C Shares .........................................................              52              --                  --
Transfer agent fees:
   Class A Shares .........................................................         158,318            13,178              12,293
   Class B Shares .........................................................          41,224              --                  --
   Class C Shares .........................................................               8              --                  --
                                                                                -----------        ----------          ----------
   Total expenses .........................................................       2,433,507           123,224             137,744
Fees waived by the investment advisor .....................................            --             (18,458)             (7,674)
Fees reduced by custodian credits .........................................            (806)             (294)               (367)
                                                                                -----------        ----------          ----------
   Net expenses ...........................................................       2,432,701           104,472             129,703
                                                                                -----------        ----------          ----------
NET INVESTMENT INCOME .....................................................       4,932,440           159,122             186,260
                                                                                -----------        ----------          ----------
NET REALIZED LOSS FROM INVESTMENT
   TRANSACTIONS ...........................................................          (3,000)             --                  --
                                                                                -----------        ----------          ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ........................................................     $ 4,929,440        $  159,122          $  186,260
                                                                                ===========        ==========          ==========


                                                See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

WM GROUP OF FUNDS

FOR THE SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)

                                                                                                  TAX-EXEMPT
                                                                                  MONEY              MONEY             CALIFORNIA
                                                                                  MARKET             MARKET               MONEY
                                                                                   FUND               FUND                FUND
                                                                                  ------          -----------         -----------
Net investment income .....................................................    $  4,932,440       $   159,122         $   186,260
Net realized loss on investment transactions ..............................          (3,000)             --                  --
                                                                               ------------       -----------         -----------
Net increase in net assets resulting from operations ......................       4,929,440           159,122             186,260
Distributions to shareholders from net investment income:
        Class A Shares ....................................................      (4,634,058)         (159,122)           (186,260)
        Class B Shares ....................................................        (149,461)             --                  --
        Class C Shares ....................................................             (18)             --                  --
        Class I Shares ....................................................        (148,903)             --                  --
Net increase/(decrease) in net assets from Fund share transactions:
        Class A Shares ....................................................     (27,113,980)       (3,087,597)         (3,964,112)
        Class B Shares ....................................................     (15,513,395)             --                  --
        Class C Shares ....................................................          44,017              --                  --
        Class I Shares ....................................................       2,096,478              --                  --
                                                                               ------------       -----------         -----------
Net decrease in net assets ................................................     (40,489,880)       (3,087,597)         (3,964,112)

NET ASSETS:
Beginning of period .......................................................     740,308,858        31,526,647          42,558,187
                                                                               ------------       -----------         -----------
End of period .............................................................    $699,818,978       $28,439,050         $38,594,075
                                                                               ============       ===========         ===========
Undistributed net investment income at end of period ......................    $      4,275       $      --           $        85
                                                                               ============       ===========         ===========

                                                See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

WM GROUP OF FUNDS

FOR THE YEAR ENDED OCTOBER 31, 2001

                                                                                                  TAX-EXEMPT
                                                                                  MONEY              MONEY             CALIFORNIA
                                                                                  MARKET             MARKET               MONEY
                                                                                   FUND               FUND                FUND
                                                                                  ------          -----------         -----------
Net investment income .....................................................    $ 26,761,661       $   761,066         $   833,668
Net realized gain on investment transactions ..............................          30,010              --                     5
                                                                               ------------       -----------         -----------
Net increase in net assets resulting from operations ......................      26,791,671           761,066             833,673
Distributions to shareholders from net investment income:
        Class A Shares ....................................................     (24,629,176)         (761,066)           (833,668)
        Class B Shares ....................................................      (1,267,784)             --                  --
        Class I Shares ....................................................        (864,701)             --                  --
Net increase in net assets from Fund share transactions:
        Class A Shares ....................................................     189,557,954         2,930,945           7,151,507
        Class B Shares ....................................................      51,130,281              --                  --
        Class I Shares ....................................................       1,869,080              --                  --
                                                                               ------------       -----------         -----------
Net increase in net assets ................................................     242,587,325         2,930,945           7,151,512

NET ASSETS:
Beginning of year .........................................................     497,721,533        28,595,702          35,406,675
                                                                               ------------       -----------         -----------
End of year ...............................................................    $740,308,858       $31,526,647         $42,558,187
                                                                               ============       ===========         ===========
Undistributed net investment income at end of year ........................    $      4,275       $      --           $        85
                                                                               ============       ===========         ===========

                                                See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS-- CAPITAL STOCK ACTIVITY

WM GROUP OF FUNDS

Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                                 MONEY MARKET FUND     TAX-EXEMPT MONEY MARKET FUND      CALIFORNIA MONEY FUND
                                           --------------------------  ----------------------------   --------------------------
                                           SIX MONTHS                     SIX MONTHS                  SIX MONTHS
                                             ENDED                          ENDED                       ENDED
                                            04/30/02      YEAR ENDED       04/30/02     YEAR ENDED      04/30/02      YEAR ENDED
                                          (UNAUDITED)     10/31/01       (UNAUDITED)     10/31/01      (UNAUDITED)      10/31/01
                                          -----------     --------       -----------     --------      -----------      --------
CLASS A:
  Sold ...............................    $ 237,628,287   $ 767,271,213   $ 29,234,565   $ 38,837,935   $ 26,122,862   $ 50,852,519
  Issued as reinvestment of dividends         4,578,866      24,306,400        154,043        740,825        181,293        816,884
  Redeemed ...........................     (269,321,133)   (602,019,659)   (32,476,205)   (36,647,815)   (30,268,267)   (44,517,896)
                                          -------------   -------------   ------------   ------------   ------------   ------------
 Net increase/(decrease) ............     $ (27,113,980)  $ 189,557,954   $ (3,087,597)  $  2,930,945   $ (3,964,112)  $  7,151,507
                                          =============   =============   ============   ============   ============   ============
CLASS B:
  Sold ...............................    $  22,888,908   $ 108,482,492           --             --             --             --
  Issued as reinvestment of dividends           138,992       1,187,539           --             --             --             --
  Redeemed ...........................      (38,541,295)    (58,539,750)          --             --             --             --
                                          -------------   -------------
 Net increase/(decrease) ............     $ (15,513,395)  $  51,130,281           --             --             --             --
                                          =============   =============
CLASS C:
  Sold ...............................    $     117,100            --             --             --             --             --
  Issued as reinvestment of dividends                12            --             --             --             --             --
  Redeemed ...........................          (73,095)           --             --             --             --             --
                                          -------------
  Net increase .......................    $      44,017            --             --             --             --             --
                                          =============
CLASS I:
  Sold ...............................    $  44,874,575   $  87,794,273           --             --             --             --
  Issued as reinvestment of dividends           148,903         864,701           --             --             --             --
  Redeemed ...........................      (42,927,000)    (86,789,894)          --             --             --             --
                                          -------------   -------------
  Net increase .......................    $   2,096,478   $   1,869,080           --             --             --             --
                                          =============   =============

                                                See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                                ---------------------------------------------------
                                                                                                                      RATIO OF
                                                                                                                      OPERATING
                                                                                                                     EXPENSES TO
                                                                                                                     AVERAGE NET
                                                                                                                    WITHOUT ASSETS
                                                                                                        RATIO OF     FEE WAIVERS,
                                                                                             RATIO OF     NET         EXPENSES
                        NET                                                                  OPERATING  INVESTMENT   REIMBURSED
                       ASSET                               NET                                EXPENSES   INCOME        AND FEES
                       VALUE,               DIVIDENDS     ASSET                                  TO        TO           REDUCED
                     BEGINNING     NET      FROM NET      VALUE,                NET ASSETS     AVERAGE   AVERAGE       BY CREDITS
                        OF      INVESTMENT  INVESTMENT    END OF      TOTAL     OF PERIOD       NET        NET         ALLOWED BY
                      PERIOD     INCOME       INCOME      PERIOD     RETURN(1)  (IN 000'S)     ASSETS(2)  ASSETS     THE CUSTODIAN
                     --------   ---------   ----------    --------   --------   ----------   ---------- ----------  ----------------

MONEY MARKET FUND

CLASS A
04/30/02 (unaudited)  $1.00      $0.007      $(0.007)      $1.00        0.75%    $620,835      0.60%(8)    1.51%(8)      0.60%(8)
10/31/01               1.00      0.043        (0.043)       1.00        4.40%     647,951      0.64%       4.21%         0.64%
10/31/00               1.00      0.056        (0.056)       1.00        5.79%     458,368      0.65%       5.62%         0.65%
10/31/99               1.00      0.044        (0.044)       1.00        4.52%     460,444      0.72%       4.43%         0.73%
10/31/98(3)            1.00      0.041        (0.041)       1.00        4.19%     403,443      0.66%(8)    4.94%(8)      0.67%(8)
12/31/97               1.00      0.049        (0.049)       1.00        5.04%     260,877      0.75%       4.93%         0.83%
12/31/96               1.00      0.048        (0.048)       1.00        4.88%     229,355      0.79%       4.77%         0.89%

CLASS B
04/30/02 (unaudited)   1.00      0.002        (0.002)       1.00        0.22%      59,089      1.67%(8)    0.44%(8)      1.67%(8)
10/31/01               1.00      0.033        (0.033)       1.00        3.32%      74,603      1.69%       3.16%         1.69%
10/31/00               1.00      0.046        (0.046)       1.00        4.68%      23,469      1.71%       4.56%         1.71%
10/31/99               1.00      0.034        (0.034)       1.00        3.44%      20,452      1.77%       3.38%         1.78%
10/31/98(3)            1.00      0.035        (0.035)       1.00        3.52%       6,619      1.64%(8)    3.96%(8)      1.65%(8)
12/31/97               1.00      0.041        (0.041)       1.00        4.15%         471      1.59%       4.15%         1.80%
12/31/96               1.00      0.038        (0.038)       1.00        3.91%         117      1.69%       3.87%         1.90%

CLASS C
04/30/02
  (unaudited)(4)       1.00      0.000(7)     (0.000)(7)    1.00        0.04%          44      1.69%(8)    0.42%(8)      1.69%(8)

CLASS I
04/30/02 (unaudited)   1.00      0.008        (0.008)       1.00        0.77%      19,851      0.55%(8)    1.56%(8)      0.55%(8)
10/31/01               1.00      0.044        (0.044)       1.00        4.46%      17,755      0.58%       4.27%         0.58%
10/31/00               1.00      0.057        (0.057)       1.00        5.90%      15,885      0.55%       5.72%         0.55%
10/31/99               1.00      0.046        (0.046)       1.00        4.66%     102,760      0.62%       4.53%         0.63%
10/31/98(5)            1.00      0.031        (0.031)       1.00        3.17%     108,720      0.54%(8)    5.06%(8)      0.55%(8)

TAX-EXEMPT MONEY MARKET FUND

CLASS A
04/30/02 (unaudited)  $1.00      $0.005      $(0.005)      $1.00        0.51%    $ 28,439      0.67%(8)    1.02%(8)      0.79%(8)
10/31/01               1.00      0.025        (0.025)       1.00        2.57%      31,527      0.74%       2.52%         0.74%
10/31/00               1.00      0.033        (0.033)       1.00        3.39%      28,596      0.72%       3.33%         0.88%
10/31/99               1.00      0.026        (0.026)       1.00        2.65%      31,353      0.57%       2.63%         0.89%
10/31/98(3)            1.00      0.026        (0.026)       1.00        2.60%      25,441      0.55%(8)    3.09%(8)      0.72%(8)
12/31/97               1.00      0.031        (0.031)       1.00        3.18%      32,134      0.57%       3.14%         0.71%
12/31/96               1.00      0.030        (0.030)       1.00        3.05%      31,974      0.57%       3.01%         0.72%

CALIFORNIA MONEY FUND

CLASS A
04/30/02 (unaudited)  $1.00      $0.004      $(0.004)      $1.00        0.45%    $ 38,594      0.63%(8)    0.90%(8)      0.68%(8)
10/31/01               1.00      0.023        (0.023)       1.00        2.32%      42,558      0.62%       2.27%         0.70%
10/31/00               1.00      0.028        (0.028)       1.00        2.79%      35,407      0.69%       2.76%         0.69%
10/31/99               1.00      0.022        (0.022)       1.00        2.24%      34,216      0.81%       2.22%         0.81%
10/31/98(6)            1.00      0.008        (0.008)       1.00        0.99%      37,167      0.73%(8)    2.31%(8)      0.87%(8)
06/30/98               1.00      0.027        (0.027)       1.00        2.73%      37,403      0.82%       2.71%         0.99%
06/30/97               1.00      0.028        (0.028)       1.00        2.81%      42,923      0.85%       2.75%         1.14%

------------
(1) Total return is not annualized for periods less than one year and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
(2) Ratio of operating expenses to average net assets includes expenses paid indirectly.
(3) Fiscal year end changed to October 31 from December 31.
(4) On March 1, 2002 the Money Market Fund commenced selling Class C shares.
(5) On March 23, 1998 the Money Market Fund commenced selling Class I shares.
(6) Fiscal year end changed to October 31 from June 30.
(7) Amount represents less than $0.001 per share.
(8) Annualized.

                                                See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

MONEY MARKET FUND

APRIL 30, 2002 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                             VALUE
   ---------                                                           -----

COMMERCIAL PAPER (DOMESTIC) - 33.9%

$ 21,000,000  American Express Credit Corporation,
                 1.900% due 08/19/2002 ......................      $ 20,878,084
  30,000,000   Caterpillar Financial Services Corporation,
                 1.860% due 07/29/2002 ......................        29,861,308
               Cooperative Association of Tractor Dealers Inc.,
                 Series B:
   9,000,000     1.800% due 05/15/2002 ......................         8,993,700
   3,000,000     1.830% due 05/02/2002 ......................         2,999,848
   4,000,000     1.830% due 05/03/2002 ......................         3,999,593
   6,000,000     1.950% due 07/19/2002 ......................         5,974,325
   2,500,000     2.220% due 09/27/2002 ......................         2,477,029
   1,500,000     2.220% due 10/02/2002 ......................         1,485,755
               General Dynamics Corporation:
  20,000,000     1.800% due 05/09/2002 ......................        19,992,000
   8,473,000     1.840% due 06/17/2002 ** ...................         8,452,646
  15,000,000   General Electric Capital Corporation,
                 1.740% due 05/15/2002 ......................        14,989,850
  30,000,000   Goldman Sachs Group, Inc.,
                 2.050% due 08/01/2002 ......................        29,842,833
  20,000,000   Household Finance Corporation,
                 1.720% due 05/28/2002 ......................        19,974,200
  30,000,000   New York Life Capital Corporation,
                 1.780% due 05/01/2002 ** ...................        30,000,000
   9,200,000   Prudential Funding LLC,
                 1.790% due 05/08/2002 ......................         9,196,798
               Windmill Funding Corporation:
   8,900,000     1.830% due 05/13/2002 ......................         8,894,571
  19,500,000     1.900% due 06/10/2002 ** ...................        19,458,833
                                                                   ------------
               Total Commercial Paper (Domestic)
                 (Cost $237,471,373) ........................       237,471,373
                                                                   ------------
COMMERCIAL PAPER (YANKEE) - 20.3%
  30,000,000   Abbey National North America Corporation,
                 1.730% due 10/11/2002 ......................        29,765,008
  30,000,000   American Honda Finance Corporation,
                 1.800% due 05/20/2002 ......................        29,971,500
  25,000,000   Commerzbank U.S. Finance Inc.,
                 1.820% due 05/08/2002 ......................        24,991,153
  25,000,000   Nestle Finance France SA,
                 1.740% due 05/10/2002 ......................        24,989,125
  12,394,000   Sharp Electronics Corporation,
                 1.770% due 05/06/2002 ......................        12,390,953
               Toyota Credit de Puerto Rico:
  11,943,000     1.770% due 06/03/2002 ......................        11,923,622
   8,024,000     1.800% due 05/13/2002 ......................         8,019,186
                                                                   ------------
               Total Commercial Paper (Yankee)
                 (Cost $142,050,547) ........................       142,050,547
                                                                   ------------
MEDIUM TERM NOTES - 4.3%
               Bear Stearns Companies Inc., Series B:
  10,000,000     1.874% due 07/31/2002 ......................        10,000,000
  10,000,000     1.893% due 05/31/2002 ......................        10,000,000
  10,000,000     1.904% due 10/01/2002 ......................        10,000,000
                                                                   ------------
               Total Medium Term Notes
                 (Cost $30,000,000) .........................        30,000,000
                                                                   ------------
CORPORATE BONDS AND NOTES - 15.6%
               Associates Corporation NA, Sr. Note:
   2,000,000     5.875% due 07/15/2002 ......................         2,015,414
   5,000,000     6.500% due 07/15/2002 ......................         5,044,929
   6,000,000   Bank One Corporation, Note,
                 6.400% due 08/01/2002 ......................         6,062,982
   5,500,000   Chase Manhattan Corporation, Sub. Note,
                 8.125% due 06/15/2002 ......................         5,541,751
   6,000,000   Citigroup Inc., Sr. Note,
                 7.450% due 06/06/2002 ......................         6,032,106
   3,400,000   DBSI First Mortgage 1998, Note,
                 2.050% due 07/01/2023 ......................         3,400,000
               Everett Clinic, P.S., Note:
   3,600,000     2.130% due 12/01/2006 ** ...................         3,600,000
   6,300,000     2.130% due 12/01/2018 ......................         6,300,000
   3,400,000     2.130% due 12/01/2021 ** ...................         3,400,000
   4,910,000   First Union Corporation, Note,
                 2.050% due 05/09/2002 ......................         4,910,025
  10,000,000   First Union National Bank, Series CD, Note,
                 1.965% due 05/08/2002 ......................        10,000,000
  14,095,000   Heller Financial Inc., Bond,
                 6.400% due 01/15/2003 ......................        14,461,725
   3,300,000   Medical Properties Inc., Taxable Revenue Bonds,
                 (Dakota Clinic Ltd. Project),
                 2.350% due 12/15/2024 ......................         3,300,000
  11,000,000   Morgan Stanley Dean Witter & Company, Sr.
                 Unsub. Note,
                 7.125% due 01/15/2003 ......................        11,329,600
  15,955,000   Presbyterian Homes & Services of New Jersey
                 Obligated Group, Taxable Revenue Bonds,
                 Series 1998-B1,
                 2.000% due 12/01/2028 ......................        15,955,000
   2,000,000   Salomon Inc., Sr. Note,
                 7.430% due 08/19/2002 ......................         2,031,193
   1,633,000   Watts Brothers Frozen Foods, Bond,
                 2.050% due 07/01/2013 ......................         1,633,000
   4,160,000   Wells Fargo & Company, Sr. Note,
                 6.500% due 09/03/2002 ......................         4,221,641
                                                                   ------------
               Total Corporate Bonds and Notes
                 (Cost $109,239,366) ........................       109,239,366
                                                                   ------------
TAXABLE MUNICIPAL BONDS - 12.0%
               California Housing Finance Agency, Home
                 Mortgage Revenue:
  20,190,000     Series K,
                 2.000% due 08/01/2031 ......................        20,190,000
  10,620,000     Series M,
                 1.900% due 08/01/2019 ......................        10,620,000
  11,560,000   California Pollution Control Financing
                 Authority, Environmental Improvement Revenue,
                (Shell Oil Company Project), Series B,
                 1.980% due 06/01/2038 ......................        11,560,000
   1,735,000   Kit Carson County, Colorado, Agricultural
                 Development Revenue, (Midwest Farms LLC),
                 2.000% due 06/01/2027 ......................         1,735,000
   5,600,000   Oakland-Alameda County, Coliseum Authority,
                 Lease Revenue, (Coliseum Project), Series D,
                 1.900% due 02/01/2011 ......................         5,600,000
                                                                   ------------
   1,400,000   Plymouth, Minnesota, Health Facilities Revenue,
                 (Westhealth Project), Series B,
                 2.000% due 06/01/2024 ......................         1,400,000
   9,555,000   Santa Rosa, California, Wastewater Revenue,
                 Series A,
                 1.980% due 09/01/2028 ......................         9,555,000
  11,500,000   South Fulton, Georgia, Municipal Regional Jail
                 Authority, Lease Revenue, (Union City
                 Justice Center Project), Series 1999,
                 1.850% due 11/01/2017 ......................        11,500,000
               Washington State Housing Finance
                 Commission, MFHR, Series B:
   1,925,000     (Cedar Landing Project),
                 2.050% due 12/01/2028 ......................         1,925,000
   1,245,000     (Oxford Square Project),
                 2.050% due 12/01/2028 ......................         1,245,000
   2,160,000     (The Boardwalk Apartments Project),
                 2.050% due 09/01/2028 ......................         2,160,000
   6,035,000   Washington State, GO,
                 (State Housing Trust Fund), Series T,
                 3.700% due 07/01/2002 ......................         6,034,469
                                                                   ------------
               Total Taxable Municipal Bonds
                 (Cost $83,524,469) .........................        83,524,469
                                                                   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.7%
     FEDERAL HOME LOAN BANK (FHLB) - 0.7%
       (Cost $5,000,000)
   5,000,000     2.400% due 11/01/2002 ......................         5,000,000
                                                                   ------------
     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 9.0%
  30,000,000   1.800% due 10/04/2002 ........................        29,766,000
  15,000,000   1.710% due 10/09/2002 ........................        14,996,931
  10,000,000   2.550% due 11/05/2002 ........................        10,000,000
   8,302,000   1.930% due 01/10/2003 ........................         8,188,950
                                                                   ------------
               Total FNMAs
                 (Cost $62,951,881) .........................        62,951,881
                                                                   ------------
               Total U.S. Government Agency Obligations
                 (Cost $67,951,881) .........................        67,951,881
                                                                   ------------
REPURCHASE AGREEMENT - 1.0%
  (Cost $7,075,000)
   7,075,000   Agreement with Goldman Sachs Group, Inc.,
                 1.780% dated 04/30/2002, to be repurchased
                 at $7,075,350 on 05/01/2002, collateralized
                 by $5,275,900 U.S. Treasury Bonds, having
                 various interest rates and maturities
                 (Market Value $7,225,655) ..................         7,075,000
                                                                   ------------
TOTAL INVESTMENTS (Cost $677,312,636*) ............     96.8%       677,312,636
OTHER ASSETS AND LIABILITIES (NET) ................      3.2         22,506,342
                                                       -----       ------------
NET ASSETS ........................................    100.0%      $699,818,978
                                                       =====       ============
---------------
  * Aggregate cost for federal tax purposes.
 ** Security exempt from registration under Rule 144A of the Securities Act of
    1933.
  + Variable rate securities payable upon demand with not more than five business days' notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at April 30, 2002.
 ++ Floating rate security whose interest rate is reset periodically based on an index.
+++ Rate represents discount rate at the date of purchase.

-------------------------------------------------------------------------------
                                GLOSSARY OF TERMS

    GO       --   General Obligation Bond

    MFHR    --   Multi-family Housing Revenue
-------------------------------------------------------------------------------

                      See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT MONEY MARKET FUND

APRIL 30, 2002 (UNAUDITED)
   Principal
    Amount                                                             Value
   ---------                                                           -----
     ALABAMA - 0.7%
$    200,000   Daphne-Villa Mercy Special Care Facility
                 Finance Authority, Health Care Revenue,
                 (Mercy Medical Project),
                 1.630% due 12/01/2030 ......................      $    200,000
                                                                   ------------
     ALASKA - 1.1%
     300,000   Alaska State Housing Finance Corporation,
                 Revenue Bonds, (State Capital Project),
                 Series A,
                 3.200% due 06/01/2002 ......................           300,344
                                                                   ------------
     ARIZONA - 6.2%
     455,000   Arizona Health Facilities Authority, Health Care
                 Revenue, (Pooled Loan Program),
                 1.680% due 10/01/2015 ......................           455,000
   1,300,000   Maricopa County, Industrial Development
                 Authority, MFHR, (Gran Victoria Housing
                 LLC Project), Series A,
                 1.700% due 04/15/2030 ......................         1,300,000
                                                                   ------------
                                                                      1,755,000
                                                                   ------------
     COLORADO - 2.1%
     300,000   University of Colorado, College & University
                 Revenue, (Research Building Revolving
                 Fund), (Pre-refunded to 06/01/2002 @ $101),
                 6.125% due 06/01/2008 ......................           303,827
     300,000   University of Northern Colorado, College &
                 University Revenue, (Auxiliary Facilities
                 System Project),
                 4.500% due 06/01/2002 ......................           300,448
                                                                   ------------
                                                                        604,275
                                                                   ------------
     FLORIDA - 6.5%
     675,000   Bay County, Water System Revenue, (Pre-
                 refunded to 09/01/2002 @ $102),
                 6.600% due 09/01/2011 ......................           699,039
               Dade County, IDR, (Dolphins Stadium Project):
     600,000     Series B,
                 1.700% due 01/01/2016 ......................           600,000
     200,000     Series D,
                 1.700% due 01/01/2016 ......................           200,000
     355,000   Florida State Board of Education, Lottery
                 Revenue, Series A,
                 3.500% due 07/01/2002 ......................           355,960
                                                                   ------------
                                                                      1,854,999
                                                                   ------------
     GEORGIA - 3.5%
   1,000,000   Clayton County Development Authority, Special
                 Facilities Revenue, (Delta Air Lines Inc.
                 Project), Series A,
                 1.750% due 06/01/2029 ......................         1,000,000
                                                                   ------------
     HAWAII - 1.6%
     460,000   University of Hawaii, College & University
                 Revenue, Series B,
                 3.000% due 10/01/2002 ......................           461,807
                                                                   ------------
     ILLINOIS - 0.9%
     250,000   Illinois Health Facilities Authority, Heath Care
                 Revenue, (Bromenn Healthcare Inc. Project),
                 5.750% due 08/15/2002 ......................           252,170
                                                                   ------------
     INDIANA - 4.0%
               Indiana Health Facilities Financing Authority,
                 Health Care Revenue:
                 (Capital Access Designated Pool Program),
                 Series B:
     200,000     1.700% due 01/01/2012 ......................           200,000
     600,000     1.700% due 01/01/2016 ......................           600,000
     150,000     (Community Hospital Projects),
                 4.800% due 05/15/2002 ......................           150,096
     195,000   Indiana State Educational Facilities Authority,
                 College & University Revenue, (Franklin
                 College Project),
                 1.750% due 10/01/2019 ......................           195,000
                                                                   ------------
                                                                      1,145,096
                                                                   ------------
     KANSAS - 2.7%
     100,000   Shawnee, IDR, (Shawnee Village Association LP),
                 1.650% due 12/01/2009 ......................           100,000
     650,000   Wichita, Water & Sewer Utility Revenue,
                 3.000% due 10/01/2002 ......................           652,762
                                                                   ------------
                                                                        752,762
                                                                   ------------
     LOUISIANA - 2.5%
     700,000   Ascension Parish, PCR, (Borden Inc. Project),
                 1.630% due 12/01/2009 ......................           700,000
                                                                   ------------
     MASSACHUSETTS - 6.3%
   1,000,000   Chelsea, LTGO, (School Project Loan Act 1948),
                 6.000% due 06/15/2002 ......................         1,005,181
     500,000   Massachusetts State, LTGO, Series C,
                 4.700% due 08/01/2002 ......................           504,100
     265,000   Plymouth County, COP, Series A, (Pre-
                 refunded to 10/01/2002 @ $102),
                 7.000% due 04/01/2022 ......................           275,947
                                                                   ------------
                                                                      1,785,228
                                                                   ------------
     MICHIGAN - 11.9%
   1,000,000   Gaylord, Hospital Finance Authority, Health
                 Care Revenue, (Otsego Memorial Hospital
                 Assistance Project),
                 1.800% due 12/01/2026 ......................         1,000,000
     335,000   Manchester, Community Schools, UTGO,
                 (Building & Site Project),
                 3.000% due 05/01/2002 ......................           335,000
     260,000   Marshall, Public Schools District, UTGO,
                 4.000% due 05/01/2002 ......................           260,000
   1,300,000   Michigan State Hospital Finance Authority,
                 Health Care Revenue, (Hospital Equipment
                 Loan Program), Series A,
                 1.650% due 12/01/2023 ......................         1,300,000
                                                                   ------------
     500,000   Michigan State Limited Obligation Strategic
                 Fund, Health Care Revenue,
                 (Fort Gratiot Project), Series A,
                 1.700% due 02/15/2034 ......................           500,000
                                                                   ------------
                                                                      3,395,000
                                                                   ------------
     MINNESOTA - 1.4%
     400,000   Minneapolis, Revenue Bonds, (Catholic
                 Charities Project),
                 1.700% due 11/01/2016 ......................           400,000
                                                                   ------------
     MISSISSIPPI - 0.7%
     200,000   Jackson, Public School District, Grant Revenue,
                 (State Aid Capital Improvement Project),
                 6.375% due 08/01/2002 ......................           201,724
                                                                   ------------
     MISSOURI - 1.0%
     280,000   Sikeston, Electric Revenue, (Pre-refunded to
                 06/01/2002 @ $102),
                 6.250% due 06/01/2022 ......................           281,205
                                                                   ------------
     NEVADA - 0.7%
     200,000   Clark County, School District, LTGO, Series A,
                 5.000% due 06/15/2002 ......................           200,542
                                                                   ------------
     NEW MEXICO - 1.0%
     295,000   Rio Rancho, Public School District No. 094,
                 UTGO,
                 5.500% due 08/01/2002 ......................           297,191
                                                                   ------------
     OKLAHOMA - 2.5%
     210,000   Grand River Dam Authority, Electric Power &
                 Light Revenue,
                 5.250% due 06/01/2002 ......................           210,442
     500,000   Oklahoma State Industrial Authority, Health
                 Care Revenue, (Tealridge Manor Corporation
                 Project),
                 1.750% due 11/01/2018 ......................           500,000
                                                                   ------------
                                                                        710,442
                                                                   ------------
     PENNSYLVANIA - 4.0%
     300,000   Allegheny County, Hospital Development
                 Authority, Health Care Revenue, (UMPC
                 Health System Project), Series B,
                 5.000% due 12/15/2002 ......................           305,250
     100,000   Delaware County, Industrial Development
                 Authority, Airport Facilities Revenue,
                 (United Parcel Service Project),
                 1.570% due 12/01/2015 ......................           100,000
     500,000   Delaware Valley, Regional Finance Authority,
                 Local Government Revenue, Series B,
                 1.600% due 12/01/2020 ......................           500,000
     225,000   Neshaminy, School District, UTGO,
                 (Pre-refunded to 08/15/2002 @ $100),
                 6.300% due 08/15/2013 ......................           227,213
                                                                   ------------
                                                                      1,132,463
                                                                   ------------
     SOUTH CAROLINA - 2.3%
     535,000   South Carolina State Public Services Authority,
                 Electric Power & Light Revenue, (Santee
                 Cooper), Series D, (Pre-refunded to
                 07/01/2002 @ $102),
                 6.625% due 07/01/2031 ......................           549,942
     100,000   University of South Carolina, College &
                 University Revenue,
                 6.800% due 06/01/2002 ......................           100,380
                                                                   ------------
                                                                        650,322
                                                                   ------------
     SOUTH DAKOTA - 1.8%
     500,000   South Dakota State HEFA, Health Care Revenue,
                 (Rapid City Regional Hospital),
                 5.000% due 09/01/2002 ......................           505,329
                                                                   ------------
     TENNESSEE - 3.5%
   1,000,000   Metropolitan Government Nashville &
                 Davidson County, Industrial Development
                 Board, MFHR, (Chimneytop II Project),
                 1.700% due 09/01/2006 ......................         1,000,000
                                                                   ------------
     TEXAS - 9.5%
     180,000   Dallas, Revenue Bonds, (Civic Center
                 Convention Complex Project),
                 6.000% due 08/15/2002 ......................           182,103
     500,000   Edgewood, Bexar County Independent School
                 District, UTGO,
                 6.250% due 08/15/2002 ......................           505,382
     300,000   Laredo, LTGO, (Sewer System Project),
                 8.625% due 08/15/2002 ......................           304,911
               Lone Star, Airport Improvement Authority,
                 Airport & Marina Revenue,
                 (Amercian Airlines, Inc. Project):
     900,000     Series A-1,
                 1.660% due 12/01/2014 ......................           900,000
     200,000     Series B-2,
                 1.660% due 12/01/2014 ......................           200,000
     100,000     Series B-4,
                 1.660% due 12/01/2014 ......................           100,000
     500,000   Texas State, TRAN, Series A-L32,
                 3.750% due 08/29/2002 ......................           502,069
                                                                   ------------
                                                                      2,694,465
                                                                   ------------
     WASHINGTON - 13.5%
   1,000,000   King County, Economic Enterprise Corporation
                 Revenue, (Puget Sound Blood Center Project),
                 1.750% due 04/01/2023 ......................         1,000,000
     570,000   Richland, Golf Enterprise Revenue,
                 1.700% due 12/01/2021 ......................           570,000
   1,085,000   Seattle, Low Income Housing Assistance
                 Authority, Health Care Revenue, (Bayview
                 Manor Homes Project), Series B,
                 1.750% due 05/01/2019 ......................         1,085,000
     315,000   University of Washington, College & University
                 Revenue, (Housing & Dining System Project),
                 4.000% due 12/01/2002 ......................           318,503
                                                                   ------------
     375,000   Washington State Health Care Facilities
                 Authority, Health Care Revenue, (Swedish
                 Hospital Medical Center Project),
                 (Pre-refunded to 11/15/2002 @ $102),
                 6.300% due 11/15/2022 ......................           391,120
     475,000   Washington State Housing Finance Commission,
                 Elderly Housing Revenue, (Riverview
                 Retirement Project),
                 1.750% due 07/01/2022 ......................           475,000
                                                                   ------------
                                                                      3,839,623
                                                                   ------------
     WISCONSIN - 4.9%
     500,000   East Troy, School District, UTGO, Series A,
                 5.625% due 10/01/2002 ......................           508,364
     380,000   Ellsworth, Community School District, UTGO,
                 (Pre-refunded to 10/01/2002 @ $100),
                 6.250% due 10/01/2011 ......................           386,947
     500,000   Wisconsin State, UTGO, Series B,
                 4.500% due 05/01/2002 ......................           500,000
                                                                   ------------
                                                                      1,395,311
                                                                   ------------
               Total Municipal Bonds and Notes
                 (Cost $27,515,298) .........................        27,515,298
                                                                   ------------
     Shares
     ------

INVESTMENT COMPANY SECURITY - 0.0%**
  (Cost $5,425)
       5,425   Dreyfus Tax-Exempt Cash
                 Management Fund ............................             5,425
                                                                   ------------
TOTAL INVESTMENTS (Cost $27,520,723*) ..............    96.8%        27,520,723
OTHER ASSETS AND LIABILITIES (NET) .................     3.2            918,327
                                                       -----       ------------
NET ASSETS .........................................   100.0%      $ 28,439,050
                                                       =====       ============

  * Aggregate cost for federal tax purposes.

 ** Amount represents less than 0.1% of total net assets.

  + Variable rate securities payable upon demand with not more than five business days' notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at April 30, 2002. See Notes to Financial Statements.

-------------------------------------------------------------------------------
                                GLOSSARY OF TERMS

    COP      --   Certificate of Participation

    HEFA     --   Health & Education Facilities Authority

    IDR      --   Industrial Development Revenue

    LTGO     --   Limited Tax General Obligation Bond

    MFHR     --   Multi-family Housing Revenue

    PCR      --   Pollution Control Revenue

    TRAN     --   Tax and Revenue Anticipation Notes

    UTGO     --   Unlimited Tax General Obligation Bond
-------------------------------------------------------------------------------

                      See Notes to Financial Statements.

CALIFORNIA MONEY FUND

APRIL 30, 2002 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                             VALUE
   ---------                                                           -----

     CALIFORNIA - 93.1%
$  1,000,000   ABAG Financing Authority For Nonprofit
                 Corporation, Revenue Bonds, (Public Policy
                 Institute of California Project), Series A,
                 1.850% due 11/01/2031 ......................      $  1,000,000
               Alameda County, IDR:
     900,000     (Heat and Control Inc. Project), Series A,
                 1.800% due 11/01/2025 ......................           900,000
     400,000     (JMS Family Partnership Project), Series A,
                 1.750% due 10/01/2025 ......................           400,000
     605,000   Beverly Hills, Public Financing Authority, Lease
                 Revenue, Series A,
                 4.000% due 06/01/2002 ......................           606,379
     600,000   California Economic Development Financing
                 Authority, IDR, (KQED Inc. Project),
                 1.550% due 04/01/2020 ......................           600,000
     375,000   California Health Facilities Finance Authority,
                 Health Care Revenue,
                 (Scripps Health Project), Series B,
                 1.530% due 10/01/2022 ......................           375,000
               California Housing Finance Agency, Home
                 Mortgage, AMT:
     100,000     Series J-1,
                 1.570% due 08/01/2020 ......................           100,000
     400,000     Series J-2,
                 1.570% due 08/01/2020 ......................           400,000
     900,000   California Housing Finance Agency, Revenue
                 Bonds, Series M, AMT,
                 1.570% due 08/01/2019 ......................           900,000
   1,500,000   California Pollution Control Financing Authority,
                 Solid Waste Disposal Revenue,
                 (Waste Management Project), Series A, AMT,
                 1.700% due 01/01/2022 ......................         1,500,000
   1,000,000   California School Cash Reserve Program
                 Authority, General Revenue Notes, Series A,
                 4.000% due 07/03/2002 ......................         1,002,270
     500,000   California State Department of Resources,
                 Water Revenue, (Central Valley Project),
                 Series K, (Pre-refunded to 06/01/2002
                 @ $101.50),
                 6.000% due 12/01/2021 ......................           509,166
     100,000   California State Economic Development
                 Financing Authority, IDR, (Calco Project),
                 1.850% due 04/01/2027 ......................           100,000
     200,000   California State Public Works Board, Lease
                 Revenue, (California State University
                 Improvement Project), Series A, (Pre-
                 refunded to 10/01/2002 @ $102),
                 6.700% due 10/01/2017 ......................           207,846
   1,000,000   California Statewide Communities Development
                 Authority, College & University Revenue,
                 (Biola University Project), Series A,
                 1.750% due 10/01/2032 ......................         1,000,000
     700,000   California Statewide Communities Development
                 Authority, Variable Housing Revenue,
                 (Fairfax Towers Apartments), Series A,
                 1.600% due 09/15/2030 ......................           700,000
     500,000   California Transportation Finance Authority,
                 Transit Revenue,
                 1.600% due 10/01/2027 ......................           500,000
                                                                   ------------
     250,000   Central Coast Water Authority, Water Revenue,
                Regional Facilities, (State Water Project),
                (Pre-refunded to 10/01/2002 @ $102),
                 6.600% due 10/01/2022 ......................           260,032
     500,000   Duarte, COP, (City of Hope National Medical
                 Center Project), (Pre-refunded to
                 04/01/2003 @ $102),
                 6.125% due 04/01/2013 ......................           527,745
   1,000,000   Escondido, Joint Powers Financing Authority,
                 Lease Revenue,
                 3.000% due 09/01/2002 ......................         1,003,984
     500,000   Fairfield, TRAN,
                 3.250% due 06/30/2002 ......................           500,399
     200,000   Industry, Urban Development Agency, Tax
                 Allocation Revenue, (Civic-Recreational-
                 Industrial Redevelopment Project No. 1),
                 4.300% due 05/01/2002 ......................           200,000
   1,000,000   Livermore, MFHR, (Portola Meadows
                 Apartments), Series 1989A,
                 1.650% due 05/01/2019 ......................         1,000,000
   1,000,000   Los Angeles County, Community Development
                 Commission, COP, (Willowbrook Project),
                 1.530% due 11/01/2015 ......................         1,000,000
     400,000   Los Angeles County, COP, (Los Angeles County
                 Museum of Art Project), Series A,
                 1.550% due 11/01/2005 ......................           400,000
   1,000,000   Los Angeles County, IDR, (HON Industries Inc.
                 Project),
                 1.530% due 10/01/2004 ......................         1,000,000
     215,000   Los Angeles County, Transportation Commission,
                 Sales Tax Revenue, Proposition C, Series
                 1992A, (Pre-refunded to 07/01/2002 @ $102),
                 6.000% due 07/01/2023 ......................           220,707
     300,000   Los Angeles, Community Redevelopment Agency,
                 COP, (Baldwin Hills Public Park Project),
                 1.530% due 12/01/2014 ......................           300,000
   1,000,000   Los Angeles, Wastewater System Revenue,
                 (Multimodal Project), Series C,
                 1.880% due 12/01/2031 ......................         1,000,000
     670,000   Mountain View Shoreline Regional Park
                 Community, Tax Allocation Revenue,
                 Series A,
                 3.500% due 08/01/2002 ......................           671,653
   1,400,000   Oakland Joint Powers Financing Authority,
                 Lease Revenue, Series A-1,
                 1.750% due 08/01/2021 ......................         1,400,000
     500,000   Orange County, Apartment Development
                 Revenue, (Niguel Summit II Project),
                 Series B,
                 1.550% due 11/01/2009 ......................           500,000
   1,000,000   Orange County, COP, (Florence Crittendoc
                 Services),
                 1.530% due 03/01/2016 ......................         1,000,000
     900,000   Orange County, IDR, (Air Conditioning Project)
                 Series A,
                 1.700% due 05/01/2022 ......................           900,000
     800,000   Pasadena, COP, (Rose Bowl Improvements
                 Project),
                 1.750% due 12/01/2016 ......................           800,000
                                                                   ------------
     200,000   Rancho Mirage, Joint Powers Financing
                 Authority, COP, (Eisenhower Medical Center
                 Project), Series 1997B,
                 1.530% due 07/01/2022 ......................           200,000
               Rancho Mirage, Joint Powers Financing Authority,
                 Health Care Revenue, (Eisenhower Medical
                 Center Project):
     200,000     Series A,
                 1.580% due 01/01/2026 ......................           200,000
     400,000     Series B,
                 1.580% due 01/01/2026 ......................           400,000
     500,000   Riverside County, IDR, (Calavo Growers),
                 1.600% due 09/01/2005 ......................           500,000
     500,000   Riverside County, Public Facilities Authority,
                 COP, Series B,
                 1.600% due 12/01/2015 ......................           500,000
     500,000   San Bernadino County, COP, (County Center
                 Refinancing Project),
                 1.700% due 07/01/2015 ......................           500,000
   1,000,000   San Diego, MFHR, Issue A,
                 1.600% due 02/01/2009 ......................         1,000,000
     300,000   San Diego, MFMR,
                 1.600% due 08/01/2014 ......................           300,000
   1,000,000   San Diego County & School District, TRAN,
                 3.500% due 06/28/2002 ......................         1,001,315
     500,000   San Dimas, Redevelopment Agency, COP,
                (Diversified Shopping Project),
                 1.600% due 12/01/2005 ......................           500,000
               San Francisco City & County, Redevelopment
                 Agency, MFHR, (Fillmore Center Project):
     800,000     Series A-1,
                 1.570% due 12/01/2017 ......................           800,000
   1,000,000     Series B-1,
                 1.570% due 12/01/2017 ......................         1,000,000
     200,000   San Juan, Unified School District, UTGO,
                 4.375% due 08/01/2002 ......................           200,912
   1,000,000   Sunnyvale School District, UTGO,
                 3.250% due 07/02/2002 ......................         1,001,025
   1,000,000   Sunnyvale, COP, (Government Center Site
                 Acquisition), Series A,
                 1.650% due 04/01/2031 ......................         1,000,000
   1,200,000   Union City, IDR, Series A-1,
                 1.750% due 12/01/2006 ......................         1,200,000
               University of California, College & University
                 Revenue, (Multiple Purpose Projects):
                 Series D, (Pre-refunded to 10/01/2002 @ $102):
     100,000     5.750% due 09/01/2005 ......................           103,230
   1,000,000     6.375% due 09/01/2024 ......................         1,036,634
   1,000,000     Series N,
                 4.000% due 09/01/2002 ......................         1,006,452
                                                                   ------------
                                                                     35,934,749
                                                                   ------------
     GUAM - 2.1%
     500,000   Guam Government, Limited Obligation Highway
                 Bonds, Fuel Sales Tax Revenue, Series A,
                 3.125% due 05/01/2002 ......................           500,000
     300,000   Guam Power Authority, Electric Power & Light
                 Revenue, Series A,
                 6.300% due 10/01/2022 ......................           311,518
                                                                   ------------
                                                                        811,518
                                                                   ------------
               Total Municipal Bonds and Notes
                 (Cost $36,746,267) .........................        36,746,267

     SHARES
     ------

INVESTMENT COMPANY SECURITY - 0.6%
  (Cost $240,067)
     240,067   Dreyfus Basic California Municipal Money
                 Market Fund ................................           240,067
                                                                   ------------
TOTAL INVESTMENTS (Cost $36,986,334*) ..............    95.8%        36,986,334
OTHER ASSETS AND LIABILITIES (NET) .................     4.2          1,607,741
                                                       -----       ------------
NET ASSETS .........................................   100.0%      $ 38,594,075
                                                       =====       ============

--------------
  * Aggregate cost for federal tax purposes.
  + Variable rate securities payable upon demand with not more than five business days' notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at April 30, 2002.

-------------------------------------------------------------------------------
                                GLOSSARY OF TERMS

    AMT     --    Alternative Minimum Tax

    COP     --    Certificate of Participation

    IDR     --    Industrial Development Revenue

    LTGO    --    Limited Tax General Obligation Bond

    MFHR    --    Multi-family Housing Revenue

    MFMR    --    Multi-family Mortgage Revenue

    TRAN    --    Tax and Revenue Anticipation Notes

    UTGO    --    Unlimited Tax General Obligation Bond
-------------------------------------------------------------------------------

                      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

WM GROUP OF FUNDS

1. ORGANIZATION

WM Trust I ("Trust I") and WM Trust II ("Trust II") (collectively, the "Trusts") were organized as Massachusetts business trusts on September 19, 1997 and February 22, 1989, respectively. The Trusts are registered under the Investment Company Act of 1940 (the "1940 Act"), as open-end management investment companies. The Money Market Fund and Tax-Exempt Money Market Fund are diversified under the 1940 Act and are two of ten series of WM Trust I. The California Money Fund is non-diversified under the 1940 Act and is one of seven series of WM Trust II. Information presented in this report pertains only to the three named "Funds". Financial statements for the other funds included in the Trusts are presented in a separate report. WM Advisors, Inc. (the "Advisor" or "WM Advisors") serves as investment manager to the Funds. The Advisor is a wholly-owned subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company.

The Trust is authorized to issue an unlimited number of shares of beneficial interest, each without par value. Each Fund may offer four classes of shares:
Class A shares, Class B shares, Class C shares and Class I shares. The classes differ primarily in their respective shareholder servicing and distribution expenses and arrangements. All shares of each Fund represent an equal pro-rata interest in the assets of the particular class to which the shares belong, and all classes have identical rights except with respect to class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class I shares are currently only offered to the WM Strategic Asset Management Portfolios, LLC, an open-end management investment company, and are not available for direct purchase by investors. The Tax-Exempt Money Market and California Money Funds are not currently offering Class B, Class C or Class I shares.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

PORTFOLIO VALUATION:
Securities are valued on the basis of amortized cost, which approximates market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the effect of fluctuating interest rates on the market value of the instruments is not significant. Restricted securities and certain other assets are valued by the investment advisor under the supervision of the Board of Trustees.

REPURCHASE AGREEMENTS:
Each Fund may engage in repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Fund would seek to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. WM Advisors, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and broker-dealers with whom each Fund enters into repurchase agreements.

ILLIQUID INVESTMENTS:
Each Fund may invest a portion of its net assets in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) certain futures contracts and options; (4) certain variable rate demand notes having a demand period of more than seven days; and (5) securities, the disposition of which are restricted under Federal securities laws, excluding certain Rule 144A securities, as defined below.

Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the Funds have valued the investments. This may have an adverse effect on the Fund's ability to dispose of particular illiquid securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value of shares of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A Securities"). Rule 144A Securities generally may be resold only to other qualified institutional buyers. If a particular investment in Rule 144A Securities is not determined to be liquid under the guidelines established by the Board of Trustees, that investment will be included within a Fund's limitation on investments in illiquid securities.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:
Securities transactions are recorded on a trade date basis (the date the order to buy or sell is executed). Realized gains and losses from securities sold are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

Interest income on debt securities is accrued daily. Premiums and discounts are amortized using the interest method. Dividend income is recorded on the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among the classes of that Fund based upon the relative average net assets of each class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income of the Funds are declared daily and paid monthly. Distributions of any net capital gains earned by a Fund are distributed no less frequently than annually at the discretion of the Board of Trustees. Additional distributions of net investment income and capital gains for each Fund may be made at the discretion of the Board of Trustees in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to timing differences and differing characterizations of distributions made by each Fund.

FEDERAL INCOME TAXES:
It is each Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by, among other things, distributing substantially all of its taxable and tax-exempt earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

EXPENSES:
General expenses of the Trusts are allocated to all the Funds based upon the relative net assets of each Fund except printing and postage expenses, which are allocated to all the Funds based upon the relative number of shareholder accounts of each Fund. Operating expenses directly attributable to a class of shares are charged to the operations of that class of shares. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes to which the expenses relate based on the relative average net assets of each class of shares.

3. INVESTMENT ADVISORY AND OTHER TRANSACTIONS
WM Advisors serves as investment advisor to the Funds. The Advisor is entitled to a monthly fee at an annual rate, in arrears, based on a percentage of the average daily net assets of each Fund at the following rates:

                                                    FEES ON
                                                    NET ASSETS
                                                    EXCEEDING
                                       FEES ON      $500 MILLION        FEES ON
                                     NET ASSETS    EQUAL TOAND        NET ASSETS
                                       UP TO       OR LESS THAN       EXCEEDING
     NAME OF FUND                  $500 MILLION     $1 BILLION        $1 BILLION
     ------------                  ------------     ----------        ----------

     Money Market Fund                  .45%           .45%              .40%
     Tax-Exempt Money Market Fund       .45%           .45%              .40%
     California Money Fund              .45%           .40%              .40%

The Advisor has voluntarily waived $18,458 and $7,674 of its advisory fees for the Tax-Exempt Money Market Fund and the California Money Fund for the six months ended April 30, 2002, respectively.

WM Shareholder Services, Inc. (the "Transfer Agent"), an indirect wholly-owned subsidiary of Washington Mutual, serves as the transfer and shareholder servicing agent of the Funds. Shareholder servicing fees were paid to the Transfer Agent for services incidental to issuance and transfer of shares, maintaining shareholder lists, and issuing and mailing distributions and reports. The authorized monthly shareholder servicing fee is $1.79 for Class A, Class B and Class C shareholder accounts. Class I shares are not subject to shareholder servicing fees.

Custodian fees for certain Funds have been reduced by credits allowed by the custodian for uninvested cash balances. These Funds could have invested this cash in income producing investments. Fees reduced by credits allowed by the custodian for the six months ended April 30, 2002 are shown separately in the Statements of Operations.

4. TRUSTEES' FEES
No officer or employee of Washington Mutual or its subsidiaries receives any compensation from the Trusts for serving as an officer or Trustee of the Trusts. The Trusts, together with other mutual funds advised by WM Advisors, pay each Trustee who is not an officer or employee of Washington Mutual or its subsidiaries, $24,000 per annum plus attendance fees for each meeting at which they are present. The Lead Trustee, Committee Chairs and Committee Members receive additional remuneration for these services to the Trust. Trustees are also reimbursed for travel and out-of-pocket expenses. Each Trustee serves in the same capacity for all 38 funds within the WM Group of Funds.

5. DISTRIBUTION PLANS
WM Funds Distributor, Inc. (the "Distributor"), a registered broker-dealer and an indirect wholly-owned subsidiary of Washington Mutual, serves as distributor for Class A, Class B and Class C shares. For the six months ended April 30, 2002, the Distributor received no commissions (front-end sales charges) on Class C shares. In addition, the Distributor received $286,322 representing contingent deferred sales charges ("CDSC") from Class B and Class C shares.

Each of the Funds has adopted three distribution plans, pursuant to Rule 12b-1 under the 1940 Act, applicable to Class A, Class B and Class C shares of the Fund (each, a "Rule 12b-1 Plan"), respectively. There are no 12b-1 Plans applicable to the Class I shares of the Funds. Under the applicable Rule 12b-1 Plans, the Distributor receives a service fee at an annual rate of 0.25% of the average daily net assets of each class. The Trustees have not authorized, and the Funds do not currently pay, service fees with respect to Class A shares. In addition, the Distributor is paid a fee as compensation in connection with the offering and sale of Class B and Class C shares at an annual rate of 0.75% of the average daily net assets of such shares. These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of such shares, including payments to the Distributor's representatives or others for selling shares. Because the Distributor may retain any amount of its fee that is not so expended, the Rule 12b-1 Plans are characterized by the SEC as "compensation-type" plans. The service fee is paid by the Fund to the Distributor, which in turn, pays a portion of the service fee to broker/dealers that provide services, such as accepting telephone inquiries and transaction requests and processing correspondences, new account applications and subsequent purchases by check for the shareholders. Under their terms, each Rule 12b-1 plan shall remain in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of those Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of such distribution plans, or any agreements related to such plans, respectively.

6. SHARES OF BENEFICIAL INTEREST
As of April 30, 2002, the Advisor, Transfer Agent and Distributor owned 15,052,992, 3,570,312 and 1,239,439 Class I shares of the Money Market Fund which was equal to 76%, 18% and 6% of the outstanding Class I shares, respectively.

7. GEOGRAPHIC AND INDUSTRY CONCENTRATION AND RISK FACTORS
There are certain risks arising from the concentration of California Money Fund's investments in California municipal securities. The California Money Fund is more susceptible to factors adversely affecting issuers of California municipal securities than a fund that is not concentrated in these issuers to the same extent. Uncertain economic conditions or governmental developments may affect the ability of California municipal securities issuers to meet their financial obligations.

This Semi-Annual Report is published for the general information of the shareholders of the WM Group of Funds. It is authorized for distribution to prospective investors only when preceded or accompanied by a current WM Group of Funds prospectus. A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.
The WM Group of Funds are not insured by the FDIC. They are not deposits or obligations of, nor are they guaranteed by, any bank. These securities are subject to investment risk, including possible loss of principal amount invested.

Distributed by:
WM Funds Distributor, Inc.

Member NASD


[logo] WM                                                           PRSRT STD
       GROUPofFUNDS                                                U.S. POSTAGE
                                                                       PAID
P.O. Box 9757                                                     N. READING, MA
Providence, RI  02940-9757                                         PERMIT #105


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                                                              WMMMSAR (6/28/02)

This Semi-Annual Report is published for the general information of the shareholders of the WM Group of Funds. It is authorized for distribution to prospective investors only when preceded or accompanied by a current WM Group of Funds prospectus. A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.
The WM Group of Funds are not insured by the FDIC. They are not deposits or obligations of, nor are they guaranteed by, any bank. These securities are subject to investment risk, including possible loss of principal amount invested.

Distributed by:
WM Funds Distributor, Inc.

Member NASD


[logo] WM                                                          PRSRT STD
       GROUPofFUNDS                                               U.S. POSTAGE
                                                                      PAID
P.O. Box 9757                                                   LOS ANGELES, CA
Providence, RI  02940-9757                                       PERMIT #30835


[recycle logo] Printed on recycled paper


                                                              WMMMSAR (6/28/02)